RS VARIABLE PRODUCTS TRUST

RS International Growth VIP Series

Supplement to Prospectus dated May 1, 2013

Effective July 1, 2013, the name of RS International Growth VIP Series is changed to "RS International VIP Series" and the Series' Prospectus is changed as follows:

The sub-sections titled "Principal Investment Strategies" and "Principal Risks" under the section titled "Investments, Risks, and Performance," and the section titled "Management of the Series" are amended and restated in their entirety as follows:

Investments, Risks, and Performance

Principal Investment Strategies

The Series normally invests at least 80% of the value of the Series' net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Series does not usually focus its investments in a particular industry or country. A significant part of the Series' assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia/Pacific region (including Australia and New Zealand). However, there are no limitations on how much money the Series can invest in any one country. The Series may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Series' investment team believes it would be appropriate to do so.

The Series' investment team employs both fundamental analysis and quantitative screening in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The investment team seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Series' investment team monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Series also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Series' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Series may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Series' benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its benchmark.

Underweighting Risk

If the Series underweights its investment in an industry or group of industries relative to the Series' benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series' benchmark.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Series expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.